Angel Oak Mortgage Trust 2022-5 ABS-15G

Exhibit 99.20

Loan ID	Seller Loan ID	Transaction ID	Field Name	Source	Verified Value	Bid Tape Value	Comment
2022050702			Qualifying Total Debt Income Ratio	diligenceFinalLookPage	xxxx	xxxx	Minor variance is within the 2% allowed.
2022050702			Qualifying FICO	creditLiabilitiesPage	xxxx	xxxx	Both the 1008 and the CR reflect a mid-score of 809.
2022050711			Property Zip Code	notePage	xxxx	xxxx	LM does not take Zip code extension
2022050720			Qualifying FICO	creditLiabilitiesPage	xxxx	xxxx	UW has picked Credit Score from Old Credit report. I have taken it from the most recent one.
2022050710			Borrower 1 Last Name	notePage	xxxx	xxxx	Entered as per Docs. Considered xxxx as middle name
2022050710			Qualifying Total Debt Income Ratio	diligenceFinalLookPage	xxxx	xxxx	Entered as per Docs
2022050784			Qualifying Housing Debt Income Ratio	diligenceFinalLookPage	xxxx	xxxx	Updated as per 1008 doc
2022050784			Qualifying Total Debt Income Ratio	diligenceFinalLookPage	xxxx	xxxx	Updated as per 1008 doc